     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 1999

                                                             FILE NOS. 333-21993
                                                                       811-08059
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                         POST-EFFECTIVE AMENDMENT NO. 4                      [x]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]

                                AMENDMENT NO. 4                              [x]

                            ------------------------

                     COHEN & STEERS SPECIAL EQUITY FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                      757 THIRD AVENUE, NEW YORK, NY 10017
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 832-3232


               ROBERT H. STEERS                                COPY TO:
   COHEN & STEERS SPECIAL EQUITY FUND, INC.              SARAH E. COGAN, ESQ.
              757 THIRD AVENUE,                      SIMPSON THACHER & BARTLETT
              NEW YORK, NY 10017                          425 LEXINGTON AVE.
(NAME AND ADDRESS OF AGENT OF SERVICE OF PROCESS)         NEW YORK, NY 10017

                            ------------------------

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this registration statement

           IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

                [ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)

                [x] ON MAY 1, 1999 PURSUANT TO PARAGRAPH (b)

                [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)

                [ ] ON [DATE] PURSUANT TO PARAGRAPH (a)(1)

                [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)

                [ ] ON [DATE] PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

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                                     [Logo]

                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017

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                             A NO-LOAD MUTUAL FUND
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                                   PROSPECTUS


                               Investment Adviser
                    Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                            New York, New York 10017
                           Telephone: (212) 832-3233


                                 Transfer Agent
                      Chase Global Funds Services Company
                                 P.O. Box 2798
                        Boston, Massachusetts 02208-2798
                           Telephone: (800) 437-9912





   AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
     APPROVED OR DISAPPROVED OF THE FUND'S SHARES OR DETERMINED WHETHER
       THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES
                      OTHERWISE IS COMMITTING A CRIME.



                                  MAY 1, 1999


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TABLE OF CONTENTS

                                                                                                 PAGE
                                                                                                 ----
RISK/RETURN SUMMARY............................................................................    1

      Investment Objective and Principal Investment Strategies.................................    1

      Who Should Invest........................................................................    1

      Principal Risks..........................................................................    1

      Historical Fund Performance..............................................................    2

FEES AND EXPENSES OF THE FUND..................................................................    3

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS........................    4

      Objective................................................................................    4

      Principal Investment Strategies..........................................................    4

      Principal Risks of Investing in the Fund.................................................    6

MANAGEMENT OF THE FUND.........................................................................    8

      The Investment Adviser...................................................................    8

      Portfolio Managers.......................................................................    8

PURCHASES AND REDEMPTIONS......................................................................    9

      Pricing of Shares........................................................................    9

      Purchase Minimums........................................................................    9

      Form of Payment..........................................................................    9

      Purchases of Shares......................................................................    9

      Exchange Privilege.......................................................................   10

      Redemptions of Shares....................................................................   11

ADDITIONAL INFORMATION.........................................................................   12

      Dividends and Distributions..............................................................   12

      Tax Considerations.......................................................................   12

FINANCIAL HIGHLIGHTS...........................................................................   13

                    COHEN & STEERS SPECIAL EQUITY FUND, INC.

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RISK/RETURN SUMMARY
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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The Fund's investment goal is maximum capital appreciation over the long-term through investment primarily in real estate oriented companies. Investments are selected for long-term capital appreciation; current income is incidental to the Fund's investment objective.

Under normal circumstances, at least 65% of the Fund's total assets will be invested in the equity securities of a limited number of companies which are engaged in business in the real estate industry or related industries or in companies which own significant real estate assets, and which are believed by the investment adviser to have unrecognized intrinsic value. The Fund may also invest up to 35% of its total assets in equity securities of companies engaged in any business.

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WHO SHOULD INVEST

Cohen & Steers Special Equity Fund may be suitable for you if you are willing to hold your shares through periods of market fluctuations and the accompanying changes in share values. The Fund is not intended for investors seeking short-term price appreciation or for 'market timers.'

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PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the REIT shares and other real estate securities owned by the Fund. The value of these equity securities, like other stock market investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.


Real Estate Market and REIT Risk. Since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and poor management.



Smaller Companies. The Fund may invest significantly in small and medium-sized companies, which are more volatile than, and will perform differently from, larger company stocks.


Less Diversification. As a 'non-diversified' investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a concentrated portfolio is more likely to experience large market price fluctuations, the Fund may subject to a greater risk of loss than a diversified company.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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HISTORICAL FUND PERFORMANCE

You should review the following information regarding the past performance of the Fund. It shows how the Fund's investment return can change from year to year and how the Fund's returns can vary from the performance of selected broad market indices over various time periods. This information is intended to give you some indication of the risk associated with an investment in the Fund. Past performance is not, however, an indication as to how the Fund may perform in the future.


THIS CHART SHOWS THE FUND'S TOTAL RETURN FOR EACH YEAR SINCE THE FUND COMMENCED OPERATIONS.


                COHEN & STEERS SPECIAL EQUITY FUND, INC.
                         ANNUAL TOTAL RETURNS

                               [GRAPH]

HIGHEST QUARTERLY RETURN DURING THIS PERIOD:                      24.82%
LOWEST QUARTERLY RETURN DURING THIS PERIOD:                      -24.69%

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PAST YEAR AND THE PERIOD SINCE THE FUND COMMENCED OPERATIONS, AND COMPARES THESE RETURNS WITH THE PERFORMANCE OF THREE INDICES.

                          AVERAGE ANNUAL TOTAL RETURNS
                     (for periods ended December 31, 1998)


                                                                                                 SINCE
                                                                                1 YEAR        INCEPTION**
                                                                              -----------     -----------
Cohen & Steers Special Equity Fund.........................................       -33.83%        -3.85%
NAREIT All REIT Index*.....................................................       -18.82%        -0.91%'D'
Wilshire Real Estate Securities Index*.....................................       -17.43%         0.23%'D'
S&P 500'r'*................................................................        28.58%        30.32%

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* The NAREIT Index of All REITs is comprised of 210 real estate investment trusts. The Wilshire Real Estate Securities Index is comprised of 119 companies operating in the real estate industry and includes REITs. This Index does not include REITs with investments in health care facilities. The Fund invests in REITs with health care facilities. The Standard & Poor's 500 Composite Stock Index ('S&P 500') is an unmanaged index of 500 large capitalization, publicly traded stocks representing a variety of industries. Performance figures include reinvestment of income dividends and capital gains distributions. You should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment.

'D' The NAREIT All REIT Index (prior to January 4, 1999) and the Wilshire Real
    Estate Securities Index are published monthly. Returns are calculated from April 30, 1997, the date nearest the Fund's inception for which comparable performance data exists.


**The inception date was May 8, 1997.

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FEES AND EXPENSES OF THE FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU COULD PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment):
Sales load imposed on purchases...........................................   None
Sales load imposed on reinvestment of dividends...........................   None
Deferred sales load.......................................................   None
Redemption charge (as a percentage of redemption proceeds)................   2.0% during
                                                                             the first
                                                                             year;
                                                                             0% thereafter
ANNUAL FUND OPERATING EXPENSES* (expenses that are deducted from Fund assets):
Management Fee............................................................        0.90%
Other Operating Expenses..................................................        0.41%
                                                                                 -----
Total Annual Fund Operating Expenses......................................        1.31%
                                                                                 -----
                                                                                 -----

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* This table uses actual 1998 expense amounts which were 1.31% of average net assets for the year before expense reductions from directed brokerage arrangement. Operating expenses net of expense reductions from directed brokerage arrangement were 1.28%. The investment adviser has directed certain portfolio transactions to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1998, the Fund's expenses were reduced by $35,057 under these arrangements. Although the Fund did not pay these expenses directly, this amount has been added to the Fund's 'Other Expenses' in accordance with disclosure regulations. Had these costs not been reflected in the table, the Fund's total operating expenses would have been 1.31%. The Management of the Fund believes these arrangements benefit the Fund and the Fund's shareholders and intends to continue such arrangements in the current year.


EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


                                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                         ------    -------    -------    --------
Assuming redemption at the end of period..............................    $334       $418       $722      $1,587
Assuming no redemption at the end of the period.......................     134        418        722       1,587

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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------
OBJECTIVE

The investment objective of Cohen & Steers Special Equity Fund, Inc. (the 'Fund') is maximum capital appreciation over the long-term through investment primarily in real estate oriented companies. The Fund selects investments based upon the potential for long-term capital appreciation; current income is incidental to the Fund's investment objective. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 65% of its total assets in the equity securities of a limited number of companies which:

 engage in business in the real estate industry or related industries;

 own significant real estate assets; and

 are believed by the investment adviser to be undervalued.


The Fund may also invest up to 35% of its total assets in equity securities of domestic or foreign companies engaged in any business.


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PRINCIPAL INVESTMENT STRATEGIES


In making investment decisions on behalf of the Fund, the investment adviser relies on a fundamental analysis of each company. The investment adviser reviews each company's potential for success in light of the company's current financial condition, its industry position, and economic and market conditions. The investment adviser evaluates a number of factors, including growth potential, earnings estimates and the quality of management.


The following are the Fund's principal investment strategies. A more detailed description of the Fund's investment policies and restrictions and more detailed information about the Fund's investments are contained in the Fund's Statement of Additional Information ('SAI').

Real Estate Oriented Companies

For purposes of the Fund's investment policies, a real estate oriented company is one that:

 derives at least 50% of its gross revenues or net profits from the ownership, construction, financing, management, operation, sales or development of real estate or from the extraction of timber or minerals from real estate owned or leased by the company either as a lessor or as a lessee under a lease granting the designated development or extraction rights, or from businesses which have a clear relationship to the ownership, management, use, operation, or development of real estate or appurtenances to real estate; or

 At least 50% of the company's intrinsic value, as determined by the investment adviser, is attributable to the value of real estate owned or leased by the company either as lessor or as lessee, to the value of timber or minerals on such real estate, or to the value of the stream of fees or revenues to be derived from the management or operation of real estate or to the rights to extract timber or minerals from real estate.

The Fund will invest at least 65% of its assets in companies such as:

 real estate investment trusts;

 manufacturers and distributors of construction materials, equipment and building supplies;

 financial institutions which make or service mortgages on real estate;

 hotel and hotel management companies;

 retail chains;

 railroads; and

 lumber, paper, forest product, timber, mining and oil companies as well as other similar types of companies which have a clear relationship to real estate or the real estate industry.

A company which is engaged in one or more businesses outside the real estate industry will be considered to be in the real estate industry for purposes of evaluating compliance with the Fund's investment objective if it satisfies one of the above tests.

Concentration

In keeping with its investment objective, the Fund will concentrate more than 25% of its net assets in securities of issuers in real estate or related industries. With regard to issuers not in the real estate or related industries, the Fund will invest less than 25% of its net assets in securities of issuers in any one industry. As described in the prior section, the Fund's investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of its investment objective and its policy on industry concentration. This concentration policy will not limit the Fund's purchase of obligations issued by the U.S. government and its agencies or instrumentalities, or cash equivalents (which will not be used to concentrate investments in a single industry other than real estate).

Equity Securities

Equity securities in which the Fund may invest include common stock, preferred stock, convertible preferred stock, convertible bonds and warrants.

Real Estate Investment Trusts

The Fund may invest without limit in shares of real estate investment trusts ('REITs'). REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year.

Types of REITs. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid
REITs combine the characteristics of both Equity REITs and Mortgage REITs.

Restricted and Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

Securities that may be resold without registration pursuant to Rule 144A may be treated as liquid for these purposes, subject to the supervision and oversight of, and in accordance with guidelines established by, the Board of Directors who will determine whether there is a readily available market for such securities. Illiquid securities may include securities issued by certain REITs or other real estate companies that are not listed on a major stock exchange, options sold in the over-the-counter market, and forward foreign currency contracts which are not exchange traded.

Restricted or non-registered securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. The investment adviser will monitor the liquidity of restricted securities in the Fund's portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser will consider, among other things, the following factors:

 the frequency of trades and quotes for the security;

 the number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

 dealer undertakings to make a market in the security; and

 the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Foreign Securities

The Fund may invest up to 15% of its total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities.

Defensive Position

When the Fund's investment adviser believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objective and invest all or any portion of its assets in high-grade debt securities without regard to whether the issuer is a real estate company. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

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PRINCIPAL RISKS OF INVESTING IN THE FUND

Because prices of equity securities fluctuate from day to day, the value of the Fund's portfolio and the Fund's price per share will vary based upon general market conditions.

General Risks of Securities Linked to the Real Estate Market

The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, because of its policy of concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

 declines in the value of real estate;

 risks related to general and local economic conditions;

 possible lack of availability of mortgage funds;

 overbuilding;

 extended vacancies of properties;

 increased competition;

 increases in property taxes and operating expenses;

 changes in zoning laws;

 losses due to costs resulting from the clean-up of environmental problems;

 liability to third parties for damages resulting from environmental problems;

 casualty or condemnation losses;

 limitations on rents;

 changes in neighborhood values and the appeal of properties to tenants; and

 changes in interest rates;

Thus, the value of the Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Accordingly, REIT shares can be more volatile than -- and at times will perform differently from -- large-capitalization stocks such as those found in the Dow Jones Industrial Average. In addition, because smaller-capitalization stocks are typically less liquid than large-capitalization stocks, REIT shares may sometimes experience greater share-price fluctuations than the stocks of larger companies.

Risks of Investment in Foreign Securities

The Fund may be subject to additional investment risks for foreign securities that are different in some respects from those incurred by investments in securities of domestic issuers. Such risks include currency risks, future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities. There can be no assurance that such laws will not become applicable to certain of the Fund's investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Year 2000

Computer users around the world are faced with the dilemma of the Year 2000 issue, which stems from the use of two digits in most computer systems to designate the year. When the year advances from 1999 to 2000, many computers will not recognize '00' as the Year 2000. This issue could potentially affect every aspect of computer-related activity, on an individual and corporate level. The Fund could be adversely impacted if the computer systems used by the investment adviser and other service providers have not been converted to meet the requirements of the new century. The Fund's investment adviser has evaluated its internal systems and expects them to be fully capable to handle the change of millennium. The investment adviser is monitoring on an ongoing basis the progress of the Fund's service providers to convert their systems to comply with the requirements of Year 2000. The investment adviser currently has no reason to believe that these service providers will not be fully and timely compliant. However, you should be aware that there can be no assurance that all systems will be successfully converted prior to January 1, 2000, in which case it would become necessary for the Fund to enter into agreements with new service providers or to make other arrangements.

Portfolio Turnover

The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. Although the Fund cannot accurately predict its portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the investment adviser, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See 'Tax Considerations.'

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MANAGEMENT OF THE FUND
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THE INVESTMENT ADVISER

Cohen & Steers Capital Management, Inc., with offices located at 757 Third Avenue, New York, New York 10017, has been retained to provide investment advice, and, in general, to conduct the management and investment program of the Fund under the overall supervision and control of the Board of Directors of the Fund. Cohen & Steers Capital Management, Inc., a registered investment adviser, was formed in 1986 and is the leading U.S. manager of portfolios dedicated to investments in REITs. Its current clients include pension plans, endowment funds and mutual funds, including Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., which are closed-end investment companies, and Cohen & Steers Equity Income Fund, Inc., Cohen & Steers Realty Shares, Inc., and Cohen & Steers Special Equity Fund, Inc., which are open-end investment companies. All of Cohen & Steers' client accounts are invested principally in real estate securities.

Under its Investment Advisory Agreement with the Fund, the investment adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The investment adviser performs certain administrative services for the Fund and provides persons satisfactory to the Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Directors of the Fund, may be directors, officers, or employees of the investment adviser.
Under the Advisory Agreement, the investment adviser pays all employee costs and other ordinary operating costs of the Fund. Excluded from ordinary operating costs are interest charges, taxes, brokerage fees, extraordinary legal and accounting fees and expenses and other extraordinary expenses.

The investment adviser also selects brokers and dealers to execute the Fund's portfolio transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the investment adviser may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions on behalf of the Fund.

For its services under the Advisory Agreement, and for paying the ordinary operating expenses of the Fund, the Fund pays the investment adviser a monthly management fee at the annual rate of 0.90% of the average daily net asset value of the Fund. This fee is higher than that incurred by most other investment companies.

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PORTFOLIO MANAGERS


The Fund's portfolio managers, who have managed the Fund since its inception, are:



 Martin Cohen -- Mr. Cohen is a Director, President and Treasurer of the Fund. He is, and has been since their inception, President of Cohen & Steers Capital Management, Inc., the Fund's investment adviser, and Vice President of Cohen & Steers Securities, Inc., the Fund's distributor.



 Robert H. Steers -- Mr. Steers is a Director, Chairman and Secretary of the Fund. He is, and has been since their inception, Chairman of Cohen & Steers Capital Management, Inc., the Fund's investment adviser, and President of Cohen & Steers Securities, Inc., the Fund's distributor.


 Joseph M. Harvey -- Mr. Harvey joined Cohen & Steers in 1992 and currently serves as Senior Vice President and Director of Investment Research for Cohen & Steers Capital Management, Inc.

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PURCHASES AND REDEMPTIONS
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PRICING OF SHARES


The price at which you can purchase and redeem the Fund's shares is the net asset value of the shares next determined after we receive your order in proper form, less any applicable redemption charge. We calculate our net asset value per share as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading. We determine net asset value per share by adding the market value of all securities and other assets in the Fund's portfolio, subtracting the Fund's liabilities, and dividing by the total number of shares of the Fund then outstanding.


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PURCHASE MINIMUMS

You may open an account with the Fund with a minimum investment of $10,000. (We are authorized to waive these minimums for particular investors.) Additional investments must be at least $500 or, if as a result of redemption the value of your account is less than $10,000, the minimum additional investment is the greater of $500 or the amount necessary to increase the value of your account to $10,000. We are free to reject any purchase order.

You may invest in the Fund through accounts with certain brokers, in which case your broker may charge you a transaction fee when you purchase or redeem shares. Brokers are free to increase or decrease the investment minimums, except that the minimum for initial investments may not be reduced below $2,000.

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FORM OF PAYMENT

We will accept payment for shares in two forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or Federal Reserve Wire of federal funds.

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PURCHASES OF SHARES

Initial Purchase By Wire

1. Telephone toll free from any continental state: (800) 437-9912. When you contact the transfer agent, you will need the following information:

 name of the Fund;

 name(s) in which shares are to be registered;

 address;

 social security or tax identification number (where applicable);

 dividend payment election;

 amount to be wired;

 name of the wiring bank; and

 name and telephone number of the person to be contacted in connection with the order.

The transfer agent will assign you an account number and a wire reference control number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see 'Purchase Minimums' above) to the custodian:

   The Chase Manhattan Bank
   One Chase Manhattan Plaza
   New York, NY 10081-1000
   ABA # 021000021
   Account: DDA # 910-2-733012
   Attn: Cohen & Steers Special Equity Fund, Inc.
   For further credit to: (Account name)
   Account Number:
   Wire Reference Control #:

3. Complete the Subscription Agreement attached to the end of this Prospectus. Mail the Subscription Agreement to the transfer agent:


   Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

Initial Purchase By Mail

1. Complete the Subscription Agreement included at the end of this Prospectus.

2. Mail the Subscription Agreement and a check in at least the required minimum amount (see 'Purchase Minimums' above), payable to the Fund, to the transfer agent at the above address.

Additional Purchases By Wire

1. Telephone toll free from any continental state: (800) 437-9912. When you contact the transfer agent, you will need the following information:

 name of the Fund;

 account number;

 amount to be wired;

 name of the wiring bank; and

 name and telephone number of the person to be contacted in connection with the order.

The transfer agent will assign you a wire reference control number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see 'Purchase Minimums' above) in federal funds to the custodian:

   The Chase Manhattan Bank
   One Chase Manhattan Plaza
   New York, NY 10081-1000
   ABA # 021000021
   Account: DDA # 910-2-733012
   Attn: Cohen & Steers Special Equity Fund, Inc.
   For further credit to: (Account Name)
   Account Number:
   Wire Reference Control #:

Additional Purchases By Mail

1. Make a check payable to the Fund in at least the required minimum amount (see 'Purchase Minimums' above). Write your Fund account number on the check.

2. Mail the check and the detachable stub from the Statement of Account (or a letter providing your account number) to the transfer agent at the address set forth above.

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EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of the other mutual funds managed by Cohen & Steers, or for shares of Cohen & Steers Vista Cash Management Fund, subject to any applicable initial sales charges or redemption charges. If you acquire shares of other Cohen & Steers funds by purchase (rather than by exchange of Fund shares), you may exchange those shares for Fund shares, subject to any applicable contingent deferred sales charges.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See 'Tax Considerations.' The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Your broker may limit or prohibit your right to use the exchange privilege.

There is no charge for the exchange privilege (although your broker may impose a transaction fee). We may limit or terminate your exchange privilege if you make exchanges more than four times a year. WE MAY MODIFY OR REVOKE THE EXCHANGE PRIVILEGE FOR ALL SHAREHOLDERS UPON 60 DAYS PRIOR WRITTEN NOTICE. For additional information concerning exchanges, or to make an exchange, please call the transfer agent at (800) 437-9912.

--------------------------------------------------------------------------------
REDEMPTIONS OF SHARES

You may redeem your shares by telephone or through the transfer agent.

Redemption By Telephone

To redeem shares by telephone, call the Fund's transfer agent at (800) 437-9912. In order to be honored at that day's price, we must receive any telephone redemption requests by 4:00 p.m., Eastern time. If we receive your telephone redemption request after 4:00 p.m., Eastern time, your redemption request will be honored at the next day's price.

If you would like to change your telephone redemption instructions, you must send the transfer agent written notification signed by all of the account's registered owners, accompanied by signature guarantee(s), as described below.

We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. WE MAY MODIFY OR TERMINATE THE TELEPHONE REDEMPTION PRIVILEGE AT ANY TIME ON 30 DAYS NOTICE TO SHAREHOLDERS.

Redemption By Mail

You can redeem Fund shares by sending a written request for redemption to the transfer agent:

   Chase Global Funds Services Company
   P.O. Box 2798
   Boston, Massachusetts 02208-2798
   Attn: Cohen & Steers Special Equity Fund, Inc.

A written redemption request must:

 state the number of shares or dollar amount to be redeemed;

 identify the account number and tax identification number; and

 be signed by each registered owner exactly as the shares are registered.

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the transfer agent together with a redemption request.

Other Redemption Information

Payment of Redemption Proceeds. The Fund will send you the proceeds by check. If you made the election to receive redemption proceeds by wire on the Subscription Agreement, the Fund will send you the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The transfer agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more.

The Fund will pay redemption proceeds in cash, by check or wire, unless the Board of Directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the Fund. In the unlikely event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the Fund transferred into your name. You would then incur brokerage costs in converting the securities to cash.

Signature Guarantees. The guarantor of a signature must be a trust company or national bank, a member bank of the Federal Reserve System, a member firm of a national securities exchange or any other guarantor approved by the Fund's transfer agent. For redemptions made by corporations, executors, administrators or guardians, the transfer agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the transfer agent at (800) 437-9912. The transfer agent will not consider your redemption request to be properly made until it receives all required documents in proper form.

Redemption of Small Accounts. If your Fund account has a value of $2,000 or less as the result of voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days notice of our intention to do so. During this 30-day notice period, you can make additional investments to avoid the forced liquidation of your account.

================================================================================
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

The Fund will declare and pay dividends from its investment income semi-annually. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The transfer agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elected on your Subscription Agreement to have them paid to you in cash.

--------------------------------------------------------------------------------
TAX CONSIDERATIONS

The following brief tax discussion assumes you are a U.S. shareholder. In the SAI we have provided more detailed information regarding the tax consequences of investing in the Fund.

Dividends paid to you out of the Fund's 'investment company taxable income' (which includes dividends the Fund receives on REIT shares, interest income, and net short-term capital gains) will be taxable to you as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. A distribution of an amount in excess of the Fund's earnings is treated as a non-taxable return of capital that reduces your tax basis in your Fund shares; any such distributions in excess of your tax basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you redeem your Fund shares, or exchange them for shares of another Cohen & Steers fund, you may realize a capital gain or loss which will be long-term or short-term, depending on your holding period for the shares.

We may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable if you:

 fail to provide us with your correct tax payer identification number;

 fail to make required certifications; or

 have been notified by the IRS that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Fund distributions also may be subject to state and local taxes. You should consult with your own tax adviser regarding the particular consequences of investing in the Fund.

================================================================================
FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's audited financial statements, are included in the current annual report, which is available free of charge upon request.

                                                                                          FOR PERIOD
                                                                                        MAY 8, 1997'D'
                                                                FISCAL YEAR ENDED          THROUGH
PER SHARE OPERATING PERFORMANCE                                 DECEMBER 31, 1998     DECEMBER 31, 1997
------------------------------------------------------------    -----------------     ------------------
Net asset value, beginning of period........................         $ 32.25               $  25.00
Income from investment operations
    Net investment income...................................            0.53                   0.31
    Net realized and unrealized gains/losses on
      investments...........................................          (11.39)                  9.92
                                                                     -------               --------
        Total from investment operations....................          (10.86)                 10.23
                                                                     -------               --------
Less dividends and distributions to shareholders from:
    Net investment income...................................           (0.34)                 (0.27)
    Net realized gain on investments........................              --                  (2.59)
    Tax return of capital...................................           (0.17)                 (0.12)
                                                                     -------               --------
        Total dividends and distributions to shareholders...           (0.51)                 (2.98)
                                                                     -------               --------
Net asset value, end of period..............................         $ 20.88               $  32.25
                                                                     -------               --------
                                                                     -------               --------
--------------------------------------------------------------------------------------------------------
Total investment return.....................................         - 33.83%                 41.68%(1)
                                                                     -------               --------
                                                                     -------               --------
--------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
    Net assets, end of period
      (in millions).........................................         $55,159               $135,934
                                                                     -------               --------
                                                                     -------               --------
    Ratio of expenses to average daily net assets (before
      expense reduction)....................................            1.31%                  1.35%(2)
                                                                     -------               --------
                                                                     -------               --------
    Ratio of expenses to average daily net assets (net of
      expense reduction)....................................            1.28%                  1.35%(2)
                                                                     -------               --------
                                                                     -------               --------
    Ratio of net investment income to average daily net
      assets (before expense reduction).....................            1.68%                  1.73%(2)
                                                                     -------               --------
                                                                     -------               --------
    Ratio of net investment income to average daily net
      assets (net of expense reduction).....................            1.71%                  1.73%(2)
                                                                     -------               --------
                                                                     -------               --------
    Portfolio turnover rate.................................          112.32%                 96.68%
                                                                     -------               --------
                                                                     -------               --------

------------
 'D' Commencement of Operations.

(1) Not Annualized.


(2) Annualized.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's audited financial statements, are included in the current annual report, which is available free of charge upon request.

                                                                                          FOR PERIOD
                                                                                        MAY 8, 1997'D'
                                                                FISCAL YEAR ENDED          THROUGH
PER SHARE OPERATING PERFORMANCE                                 DECEMBER 31, 1998     DECEMBER 31, 1997
------------------------------------------------------------    -----------------     ------------------
Net asset value, beginning of period........................         $ 32.25               $  25.00
Income from investment operations
    Net investment income...................................            0.53                   0.31
    Net realized and unrealized gains/losses on
      investments...........................................          (11.39)                  9.92
                                                                     -------               --------
        Total from investment operations....................          (10.36)                 10.23
                                                                     -------               --------
Less dividends distributions to shareholders from:
    Net investment income...................................           (0.34)                 (0.27)
    Net realized gain on investments........................         --                       (2.59)
    Tax return of capital...................................           (0.17)                 (0.12)
                                                                     -------               --------
        Total dividends and distributions to shareholders...           (0.51)                 (2.98)
                                                                     -------               --------
Net asset value, end of period..............................         $ 20.88               $  32.25
                                                                     -------               --------
                                                                     -------               --------
--------------------------------------------------------------------------------------------------------
Total investment return.....................................           33.82%                 41.68%(2)
                                                                     -------               --------
                                                                     -------               --------
--------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
    Net assets, end of period
      (in millions).........................................         $55.159               $135.934
                                                                     -------               --------
                                                                     -------               --------
    Ratio of expenses to average daily net assets (before
      expense reduction)....................................            1.31%                  1.35%(1)
                                                                     -------               --------
                                                                     -------               --------
    Ratio of expenses to average daily net assets (net of
      expense reduction)....................................            1.28%                  1.35%(1)
                                                                     -------               --------
                                                                     -------               --------
    Ratio of net investment income to average daily net
      assets (before expense reduction).....................            1.71%                  1.73%(1)
                                                                     -------               --------
                                                                     -------               --------
    Ratio of net investment income to average daily net
      assets (net of expense reduction).....................            1.68%                  1.73%(1)
                                                                     -------               --------
                                                                     -------               --------
    Portfolio turnover rate.................................          112.32%                 96.68%(2)
                                                                     -------               --------
                                                                     -------               --------

------------
 'D' Commencement of Operations.

(1) Annualized.

(2) Not annualized.

COHEN & STEERS SPECIAL EQUITY FUND, INC.

                            SUBSCRIPTION AGREEMENT

 1  ACCOUNT TYPE (Please print; indicate only one registration type)

[ ]        INDIVIDUAL OR JOINT ACCOUNT
                                                                                -           -
           __________________________________________________________    _________________________________________
           Name                                                          Social Security Number

           __________________________________________________________
           Name of Joint Registrant, if any.
           (For joint registrations, the account registrants will be joint tenants with the right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.)

[ ] TRUST [ ] CORPORATION [ ] PARTNERSHIP [ ] OTHER ENTITY
                                                                                  -
           __________________________________________________________    _________________________________________
           Name of Entity                                                Tax Identification Number

           __________________________________________________________    _________________________________________
           Name of Trust Agreement (if applicable)                       Date of Trust Agreement (if applicable)

[ ] UNIFORM GIFT TO MINORS, OR    [ ]  UNIFORM TRANSFER TO MINORS (where allowed by Law)


           __________________________________________________________    Under the ________________ (state of residence
           Name of Adult Custodian (only one permitted)                  of minor) Uniform Gifts/Transfer to Minor's Act

                                                                                   -        -
           __________________________________________________________    ______________________________
           Name of Minor (only one permitted)                            Minor's Social Security Number

 2  MAILING ADDRESS

           __________________________________________________________    (__________)___________________
           Street or P.O. Box                                            Home Telephone Number

           __________________________________________________________    (__________)___________________
           City and State                            Zip Code             Business Telephone Number

 3  INVESTMENT INFORMATION

    $ ________ Amount to invest ($10,000 minimum investment). Do not send cash. Investment will be paid for by
      (please check one):

             [ ] Check or draft made payable to 'Cohen & Steers Realty Shares, Inc.'

             [ ] Wire through the Federal Reserve System.* ____________________________________________
                                                                  Wire Reference Control Number

     * Call (800) 437-9912 to notify the Fund of investments by wire and to obtain a Wire Reference Control
       Number. See the PURCHASE OF SHARES section of the Prospectus for wire instructions.

 4  EXCHANGE PRIVILEGES

    Exchange privileges will be automatically granted unless you check the box below. Shareholders wishing to exchange into other Cohen & Steers Funds should consult the EXCHANGE PRIVILEGE section of the Prospectus.
    (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

      [ ] I decline the exchange privilege.

                    PLEASE CONTINUE APPLICATION ON REVERSE SIDE.

 5  REDEMPTION PRIVILEGES

    Shareholders may select the following redemption privileges by checking the box(es) below. See REDEMPTION OF
    SHARES section of the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

      [ ] I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current Prospectus.

      [ ] I wish to have redemption proceeds paid by wire (please complete Section 7).

 6  DISTRIBUTION OPTIONS

      Dividends and capital gains may be reinvested or paid in cash. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

      Dividends           [ ] Reinvest.           [ ] Pay in cash.

      Capital Gains       [ ] Reinvest.           [ ] Pay in cash.

      [ ] I wish to have my distributions paid by wire (please complete Section 7).

 7  BANK OF RECORD (FOR WIRE INSTRUCTIONS)

    PLEASE ATTACH A VOIDED CHECK FROM YOUR BANK ACCOUNT.

    _____________________________________________   ____________________________________________
    Bank Name                                       Bank ABA Number

    _____________________________________________   ____________________________________________
    Street or P.O. Box                              Bank Account Number

    _____________________________________________   ____________________________________________
    City and State                 Zip Code         Account Name

 8  SIGNATURE AND TAXPAYER CERTIFICATION

    By signing this form, the Investor represents and warrants that: (a) the Investor has the full right, power and authority to invest in the Fund; and (b) the Investor has received a current prospectus of the Fund and agrees to be bound by its terms. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the
    Investor (alternatively, the secretary or designated officer of the organization may certify the authority of the persons signing on the space provided below). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company or a member of a national securities exchange.

    -----------------------------------------------------------------------------------------------------------
    PLEASE CHECK ONE:

    [ ] U.S. CITIZEN/TAXPAYER

    UNDER THE PENALTIES OF PERJURY, THE UNDERSIGNED CERTIFIES THAT: (1) THE TAXPAYER IDENTIFICATION NUMBER
    PROVIDED IS CORRECT, AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (A) I/WE ARE EXEMPT FROM
    BACKUP WITHHOLDING, OR (B) I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE ('IRS') THAT I/WE ARE
    SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (C) THE IRS
    HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. NOTE: IF YOU HAVE BEEN NOTIFIED BY THE
    IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDER-REPORTING INTEREST OF DIVIDENDS ON
    YOUR TAX RETURN, YOU MUST CROSS OUT ITEM 2 ABOVE.

    [ ] NON U.S. CITIZEN/TAXPAYER (FORM W-8 ATTACHED)

    INDICATE COUNTRY OF RESIDENCE FOR TAX PURPOSES ___________________________

    UNDER PENALTY OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S. CITIZENS AND I/WE ARE EXEMPT FOREIGN PERSONS
    AS DEFINED BY THE IRS. THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN
    THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.
    -----------------------------------------------------------------------------------------------------------

    I certify that (1) the information provided on this Subscription Agreement is true, correct and complete,
    (2) I have read the prospectus for the Fund and agree to the terms thereof, and (3) I am of legal age or an emancipated minor.

    X_____________________________________    _________   X_________________________________________   ___________
    Signature (Owner, Trustee, Etc.)          Date         Signature (Joint Owner, Co-Trustee)         Date

  Mail to: Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208

                                     [Logo]

--------------------------------------------------------------------------------
                TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND


If you would like additional information about Cohen & Steers Special Equity Fund, Inc., the following documents are available to you without any charge, upon request:


 Annual/Semi-Annual Reports -- Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year.

 Statement of Additional Information -- Additional information about the Fund's structure and operations can be found in the Statement of Additional Information ('SAI'). The information presented in the Statement of Additional Information is incorporated by reference into the prospectus and is legally considered to be part of this prospectus.

To request a free copy of any of the materials described above, or to make any other inquiries, please contact us:

By telephone                        (800) 437-9912
By mail                             Cohen & Steers Special Equity Fund, Inc.
                                    c/o Chase Global Fund Services Company
                                    P.O. Box 2798
                                    Boston, Massachusetts 02208-2798
By e-mail                           jhellmuth@csreit.com
On the Internet                     http://www.cohenandsteers.com

Our prospectus and SAI may also be available from your broker or financial investment adviser. Reports and other information about the Fund (including the Fund's Statement of Additional Information) may also be obtained from the Securities and Exchange Commission:

 By going to the Commission's Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

 By accessing the Commission's Internet site at http://www.sec.gov where you can view, download and print the information.

 By writing to the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009 where, upon payment of a duplicating fee, copies of the information will be sent to you.


 SEC File No. 811-08059


                   757 THIRD AVENUE, NEW YORK, NEW YORK 10019

                                     [Logo]

                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017
                                 (800) 437-9912

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION





                                  MAY 1, 1999


         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS,
            BUT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF
   COHEN & STEERS SPECIAL EQUITY FUND, INC., DATED THE SAME DATE AS THE DATE HEREOF, AS SUPPLEMENTED FROM TIME TO TIME (THE 'PROSPECTUS'). THIS STATEMENT OF
  ADDITIONAL INFORMATION IS INCORPORATED BY REFERENCE IN ITS ENTIRETY INTO THE PROSPECTUS. THE FINANCIAL STATEMENTS AND NOTES CONTAINED IN THE ANNUAL REPORT
  AND SEMI-ANNUAL REPORT ARE INCORPORATED BY REFERENCE INTO THIS STATEMENT OF
   ADDITIONAL INFORMATION. COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION, PROSPECTUS, ANNUAL AND SEMI-ANNUAL REPORTS MAY BE OBTAINED FREE OF CHARGE BY
          WRITING OR CALLING THE ADDRESS OR PHONE NUMBER SHOWN ABOVE.
--------------------------------------------------------------------------------

================================================================================
TABLE OF CONTENTS

                                                                                                 PAGE
                                                                                                 ----
Investment Objective and Policies..............................................................    3

Investment Restrictions........................................................................    9

Management of the Fund.........................................................................   11

Compensation of Directors and Certain Officers.................................................   12

Investment Advisory and Other Services.........................................................   12

Portfolio Transactions and Brokerage...........................................................   15

Organization and Description of Capital Stock..................................................   16

Determination of Net Asset Value...............................................................   16

Redemption of Shares...........................................................................   17

Taxation.......................................................................................   17

Performance Information........................................................................   24

Counsel and Independent Accountants............................................................   25

Financial Statements...........................................................................   25

================================================================================
STATEMENT OF ADDITIONAL INFORMATION

Cohen & Steers Special Equity Fund, Inc. (the 'Fund') is an open-end, management investment company organized as a Maryland corporation on February 14, 1997.

Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. No investment in the shares of the Fund should be made without first reading the Prospectus.

================================================================================
INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS

The following descriptions supplement the descriptions of the principal investment objectives, strategies and risks as set forth in the Prospectus. Except as otherwise provided below, the Fund's investment policies are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders; however, the Fund will not change its investment policies without written notice to shareholders.

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS

REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of the Fund's investments in REITs will consist of equity REITs.

--------------------------------------------------------------------------------
CASH RESERVES

The Fund's cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments and generally will not exceed 15% of total assets. If the investment adviser has difficulty finding an adequate number of undervalued equity securities, all or any portion of the Fund's assets may also be invested temporarily in money market instruments. Cash reserves in excess of 35% of total assets will be maintained for defensive purposes only.

Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements. Repurchase agreements may be entered into with member banks of the Federal Reserve System or 'primary dealers' (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Other acceptable money market instruments include commercial paper rated by any nationally recognized rating agency, such as Moody's or S&P, certificates of deposit, bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars, and money market investment companies (limited to a maximum of 5% of total assets).

In entering into the repurchase agreement for the Fund, the investment adviser will evaluate and monitor the creditworthiness of the vendor. In the event that a vendor should default on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

--------------------------------------------------------------------------------
FIXED INCOME SECURITIES

The Fund may invest a maximum of 25% of its total assets in investment grade and non-investment grade debt securities of companies, including real estate industry companies, and preferred stock of such companies. Securities rated non-investment grade (lower than Baa by Moody's Investor Services Inc. ('Moody's') or lower than BBB by Standard and Poor's Ratings Services, a division of The McGraw Hill Companies, Inc. ('S&P')), are sometimes referred to as 'high yield' or 'junk' bonds.

High yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on high yield securities will fluctuate. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery.

The secondary markets in which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular high yield security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

It is reasonable to expect that any adverse economic conditions could disrupt the market for high yield securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest. New laws and proposed new laws may adversely impact the market for high yield securities.

--------------------------------------------------------------------------------
BORROWING

The Fund may borrow up to 30% of the value of its assets to increase its holdings of portfolio securities. The Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's portfolio are disadvantageous from an investment standpoint. Leveraging by means of borrowing, which is deemed to be a speculative technique, may exaggerate the effect of any increase or decrease in the value of the portfolio securities or the Fund's net asset value. Money borrowed also will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

--------------------------------------------------------------------------------
FUTURES CONTRACTS

The Fund may purchase and sell financial futures contracts. A futures contract is an agreement to buy or sell a specific security or financial instrument at a particular price on a stipulated future date. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

The Fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time the Fund purchases a futures contract, an amount of cash or liquid portfolio securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian similar liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may 'cover' its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

The Fund will be authorized to use financial futures contracts and related options for 'bona fide hedging' purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission ('CFTC'). The Fund will also be authorized to enter into such contracts and related options for nonhedging purposes, for example to enhance total return or provide market exposure pending the investment of cash balances, but only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures options positions, less the amount by which any such positions are 'in-the-money,' would not exceed 5% of the Fund's total assets. The Fund may lose the expected benefit of the transactions if interest rates, currency exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes in interest rates, currency exchange rates or securities prices may also result in poorer overall performance than if the Fund had not entered into any futures transactions.

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OPTIONS ON SECURITIES AND STOCK INDICES

The Fund may write covered call and put options and purchase call and put options on securities or stock indices that are traded on United States exchanges.

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

The Fund may write a call or put option only if the option is 'covered.' A call option on a security written by the Fund is covered if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A put option on a security written by the Fund is 'covered' if the Fund maintains similar liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The value of the underlying securities on which options may be written at any one time will not exceed 25% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

The Fund will cover call options on stock indices by owning securities whose price changes, in the opinion of the investment adviser are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund will cover put options on stock indices by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

The Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security or index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on securities or indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security or index and the changes in value of the Fund's security holdings being hedged.

The Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. Similarly, the Fund may purchase call options to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

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FOREIGN CURRENCY CONTRACTS AND CURRENCY HEDGING TRANSACTIONS

In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

The Fund may enter into forward foreign currency exchange contracts ('forward contracts') to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to 'lock in' the U.S. dollar price of the security. In addition, for example, when the Fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as 'cross-hedging.' Because in connection with the Fund's foreign currency forward transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash or other liquid assets available sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. In addition, the Fund will not enter into such forward contracts if, as a result, the Fund will have more than 15% of the value of its total assets committed to such contracts. To the extent such contracts would be deemed to be illiquid, they will be included in the maximum limitation of 15% of net assets invested in restricted or illiquid securities. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

The Fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ('foreign currency futures'). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of currency futures will usually depend on the investment adviser's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

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RISKS OF OPTIONS, FUTURES AND FOREIGN CURRENCY CONTRACTS

Options, futures and foreign currency contracts are forms of derivatives. The use of options and futures as hedging techniques may not succeed where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. Gains on investments in options and futures depend on the portfolio manager's ability to predict correctly the direction of stock prices, interest rates and other economic factors. Where a liquid secondary market for options or futures does not exist, the Fund may not be able to close its position and, in such an event would be unable to control its losses. The loss from investing in futures contracts is potentially unlimited. The use of forward foreign currency contracts may limit gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may cause poorer overall performance for the Fund than if it had not engaged in such contracts.

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SHORT SALES

The Fund may enter into short sales, provided the dollar amount of short sales at any one time would not exceed 25% of the net assets of the Fund, and the value of securities of any one issuer in which the Fund is short would not exceed the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of any issuer. The Fund must maintain collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as 'short sales against the box'), the above requirements are not applicable.

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INVESTMENT RESTRICTIONS
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The fundamental investment objective and the general investment policies and investment techniques of the Fund are described in the Prospectus. The Fund has also adopted certain investment restrictions limiting the following activities except as specifically authorized:

The Fund may not:

1. Borrow money, except that it may borrow from banks to increase its holdings of portfolio securities in an amount not to exceed 30% of the value of its total assets and may borrow for temporary or emergency purposes from banks and entities other than banks in an amount not to exceed 5% of the value of its total assets; provided that aggregate borrowing at any time may not exceed 30% of the Fund's total assets;

2. Issue any senior securities, except that collateral arrangements with respect to transactions such as forward contracts, futures contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of a senior security for purposes of this restriction;

3. Act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;


4. Purchase or sell real estate or commodities, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities;


5. Purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments;

6. Make loans to other persons except through the lending of securities held by it (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, and by the purchase of debt securities, all in accordance with its investment policies;

7. Purchase restricted or 'illiquid' securities, including repurchase agreements maturing in more than seven days, if as a result, more than 15% of the Fund's net assets would then be invested in such securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933);

8. Acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of investment companies up to the limits permitted by Sec. 12(d)(1) of the Investment Company Act of 1940, and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction;

9. Make short sales whereby the dollar amount of short sales at any one time would exceed 25% of the net assets of the Fund; provided the Fund maintains collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked to market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as 'short sales against the box'), such restrictions shall not apply;

10. Invest in puts, calls, straddles, spreads or any combination thereof, except that the Fund may (a) purchase put and call options on securities and securities indexes, and (b) write covered put and call options on securities and securities indexes, provided that (i) the securities underlying such options are within the investment policies of the Fund; (ii) at the time of such investment, the value of the aggregate premiums paid for such securities does not exceed 5% of the Fund's total assets; and (iii) the value of the underlying securities on which options may be written at any one time does not exceed 25% of total assets;

11. Invest in oil, gas or other mineral exploration programs, development programs or leases, except that the Fund may purchase securities of companies engaging in whole or in part in such activities;

12. Pledge, mortgage or hypothecate its assets except in connection with permitted borrowings; or

13. Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities, provided that the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase on margin.

The investment objective and policies set forth in the Prospectus and the investment restrictions numbered 1 through 6 in this Statement of Additional Information have been adopted as fundamental policies of the Fund. Under the Investment Company Act of 1940, as amended (the '1940 Act'), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined under the 1940 Act. 'Majority of the outstanding voting securities' means the lesser of (1) 67% or more of the shares present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Investment restrictions numbered 7 through 13 above, are non-fundamental and may be changed at any time by vote of a majority of the Board of Directors.

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MANAGEMENT OF THE FUND
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The overall management of the business and affairs of the Fund is vested with the Board of Directors. The directors approve all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its investment adviser, administrator, custodian and transfer agent. The management of the Fund's day-to-day operations is delegated to its officers, the investment adviser and the Fund's administrator, subject always to the investment objective and policies of the Fund and to the general
supervision of the directors. [As of April   , 1999, the directors and officers
as a group beneficially owned, directly or indirectly, less than 1% of the outstanding shares of the Fund.]

The directors and officers of the Fund and their principal occupations during the past five years are set forth below. Each such director and officer is also a director or officer of Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., both of which are closed-end investment companies sponsored by the investment adviser, and Cohen & Steers Equity Income Fund, Inc. and Cohen & Steers Realty Shares, Inc., both of which are open-end investment companies also sponsored by the investment adviser. An asterisk (*) has been placed next to the name of each director who is an 'interested person' of the Fund, as such term is defined in the 1940 Act, by virtue of such person's affiliation with the Fund or the Adviser.

                                        POSITION(S)
                                         HELD WITH
      NAME, ADDRESS AND AGE                FUND                    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
---------------------------------   -------------------  -------------------------------------------------------------------
*Robert H. Steers ...............   Director, Chairman   Chairman of Cohen & Steers Capital Management, Inc., the Fund's
  757 Third Avenue                  and Secretary          investment adviser. President of Cohen & Steers Securities, Inc.
  New York, New York
  Age: 46

*Martin Cohen ...................   Director, President  President of Cohen & Steers Capital Management, Inc., the Fund's
  757 Third Avenue                  and Treasurer          investment adviser. Vice President of Cohen & Steers Securities,
  New York, New York                                       Inc.
  Age: 50

Gregory C. Clark ................   Director             Principal of Wellspring Management Group.
  376 Mountain Laurel Drive
  Aspen, Colorado
  Age: 52

George Grossman .................   Director             Attorney at law.
  17 Elm Place
  Rye, New York
  Age: 45

Jeffrey H. Lynford ..............   Director             Chairman of Wellsford Group Inc. since 1986 and of Wellsford
  610 Fifth Avenue                                         Residential Property Trust from 1992 to May 1997. Mr. Lynford is
  New York, New York                                       also a Trustee of Equity Residential Properties Trust and an
  Age: 51                                                  Emeritus Trustee of the National Trust for Historic Preservation.

Willard H. Smith Jr. ............   Director             Board member of Essex Property Trust, Inc., Highwoods Properties,
  7 Slayton Drive                                          Inc., Realty Income Corporation and Willis Lease Finance
  Short Hills, New Jersey                                  Corporation. Managing director at Merrill Lynch & Co., Equity
  Age: 62                                                  Capital Markets Division from 1983 to 1995.

                                        POSITION(S)
                                         HELD WITH
      NAME, ADDRESS AND AGE                FUND                    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
---------------------------------   -------------------  -------------------------------------------------------------------
Elizabeth O. Reagan .............   Vice President       Senior Vice President of Cohen & Steers Capital Management, Inc.,
  757 Third Avenue                                         the Fund's investment adviser, since 1996 and prior to that Vice
  New York, New York                                       President of Cohen & Steers Capital Management, Inc.
  Age: 36

Adam Derechin ...................   Vice President and   Senior Vice President of Cohen & Steers Capital Management, Inc.,
  757 Third Avenue                  Assistant Treasurer    the Fund's investment adviser, since 1998 and prior to that Vice
  New York, New York                                       President of Cohen & Steers Capital Management, Inc.
  Age: 35

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COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS
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The following table sets forth information regarding compensation of Directors by the Fund and by the fund complex of which the Fund is a part for the fiscal year ended December 31, 1998. Officers of the Fund and Directors who are interested persons of the Fund do not receive any compensation from the Fund or any other fund in the fund complex which is a U.S. registered investment company. Each of the other Directors is paid an annual retainer of $5,500, and a fee of $500 for each meeting attended and is reimbursed for the expenses of attendance at such meetings. In the Column headed 'Total Compensation to Directors by Fund Complex,' the compensation paid to each Director represents the five funds that each Director serves in the fund complex. The Directors do not receive any pension or retirement benefits from the fund complex.

                                COMPENSATION TABLE
                        FISCAL YEAR ENDED DECEMBER 31, 1998

                                                                                                               TOTAL
                                                                                                           COMPENSATION
                                                                                                           FROM FUND AND
                                                                                           AGGREGATE       FUND COMPLEX
                                                                                          COMPENSATION        PAID TO
                               NAME OF PERSON, POSITION                                    FROM FUND         DIRECTORS
---------------------------------------------------------------------------------------   ------------    ---------------
Gregory C. Clark*, Director............................................................      $7,500           $37,500
Martin Cohen**, Director and President.................................................           0                 0
George Grossman*, Director.............................................................       7,500            37,500
Jeffrey H. Lynford*, Director..........................................................       7,500            37,500
Willard H. Smith Jr.*, Director........................................................       7,500            37,500
Robert H. Steers**, Director and Chairman..............................................           0                 0

------------
 * Member of the Audit Committee.

** 'Interested person,' as defined in the Investment Company Act of 1940, of the Fund because of the affiliation with Cohen & Steers Capital Management, Inc., the Fund's investment adviser.

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INVESTMENT ADVISORY AND OTHER SERVICES
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THE INVESTMENT ADVISER

Cohen & Steers Capital Management, Inc. ('Cohen & Steers'), with offices located at 757 Third Avenue, New York, New York 10017 is the investment adviser to the Fund.

Cohen & Steers, a registered investment adviser, was formed in 1986 and specializes in the management of real estate securities portfolios. Its current clients include pension plans of leading corporations, endowment funds and mutual funds, including Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., both of which are closed-end investment companies and Cohen & Steers Equity Income Fund, Inc. and Cohen & Steers Realty Shares, Inc., both of which are open-end investment companies. Mr. Cohen and Mr. Steers may be deemed 'controlling persons' of the Adviser on the basis of their ownership of the Adviser's stock.


Pursuant to an investment advisory agreement (the 'Advisory Agreement'), the Adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, executes the purchase and sale orders for the portfolio transactions of the Fund and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund.




Under the Advisory Agreement, the Fund will pay the Adviser a monthly management fee in an amount equal to 1/12th of 0.90% of the average daily value of the net assets of the Fund (approximately 0.90% on an annual basis). For the fiscal year ended December 31, 1998, and for the period May 8, 1997 (commencement of operations) through December 31, 1997, the Adviser received the following management fees from the Fund:



                                                                GROSS         MANAGEMENT           NET
FISCAL YEAR ENDED                                           MANAGEMENT FEE    FEE WAIVERS    MANAGEMENT FEES
---------------------------------------------------------   --------------    -----------    ---------------
December 31, 1998........................................     $1,035,302          $0           $1,035,302
December 31, 1997........................................     $  484,023          $0           $  484,023


The Adviser also provides the Fund with such personnel as the Fund may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the administrator, the transfer agent and the custodian, which the Adviser is not required to furnish under the Advisory Agreement. The personnel rendering these services, who may act as officers of the Fund, may be employees of the Adviser or its affiliates. The cost to the Fund of these services must be agreed to by the Fund and is intended to be no higher than the actual cost to the Adviser or its affiliates of providing the services. The Fund does not pay for services performed by officers of the Adviser or its affiliates. The Fund may from time to time hire its own employees or contract to have services performed by third parties, and the management of the Fund intends to do so whenever it appears advantageous to the Fund.

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ADMINISTRATOR AND SUB-ADMINISTRATOR

The Adviser has entered into an administration agreement with the Fund (the 'Administration Agreement') under which the Adviser performs certain administrative functions for the Fund, including (i) providing office space, telephone, office equipment and supplies for the Fund; (ii) paying compensation of the Fund's officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of the Fund; (iv) supervising preparation of the periodic updating of the Fund's registration statement, including the prospectus and statement of additional information, for the purpose of filings with the Securities and Exchange Commission and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (v) supervising preparation of quarterly reports to the Fund's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of the Fund's investment portfolio and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to the Fund, including the Custodian, Transfer Agent and printers; (viii) providing trading desk facilities for the Fund; (ix) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than the Fund's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities. For its services under the Administration Agreement, the Adviser receives a monthly fee from the Fund at the annual rate of 0.02% of the Fund's average daily net assets.


In accordance with the terms of the Administration Agreement and with the approval of the Fund's Board of Directors, the Adviser has caused the Fund to retain The Chase Manhattan Bank ('Chase') as sub-administrator under a mutual funds service agreement (the 'Sub-Administration Agreement'). Under the Sub-Administration Agreement, Chase has assumed responsibility for performing certain of the foregoing administrative functions, including determining the Fund's net asset value and preparing such figures for publication, maintaining certain of the Fund's books and records that are not maintained by the Adviser, custodian or transfer agent, preparing financial information for the Fund's income tax returns, proxy statements, quarterly and annual shareholders reports, and Commission filings, and responding to shareholder inquiries. The Adviser remains responsible for monitoring and overseeing the performance by Chase and Chase Global Funds Services Company of their obligations to the Fund under their respective agreements with the Fund, subject to the overall authority of the Fund's Board of Directors.

Under the terms of the Sub-Administration Agreement, the Fund pays Chase a monthly administration fee at the annual rate of 0.08% on the first $500 million of the Fund's average daily net assets and at lower rates on the Fund's average daily net assets in excess of that amount. Chase Global Funds Services Company, P.O. Box 2798, Boston, Massachusetts 02208, a wholly-owned subsidiary of Chase, has been retained by Chase to provide to the Fund the administrative services described above. Chase also serves as the Fund's custodian and transfer agent. See 'Custodian and Transfer and Dividend Disbursing Agent,' below. Chase Global Funds Services Company has been similarly retained by Chase to provide transfer agency services to the Fund and is hereafter sometimes referred to as the 'Transfer Agent.'


For the fiscal year ended December 31, 1998, and for the period May 8, 1997 (commencement of operations) through December 31, 1997, the Adviser received administration fees from the Fund in the amounts of $23,033 and $10,756, respectively, and Chase received sub-administration fees from the Fund in the amounts of $143,033 and $56,663, respectively.


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DISTRIBUTOR

Cohen & Steers Securities, Inc., an affiliate of the Adviser, serves without charge as the Distributor of shares of the Fund. Cohen & Steers Securities, Inc. is not obligated to sell any specific amount of shares and will sell shares, as agent for the Fund, on a continuous basis only against orders to purchase shares.

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CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

Chase, which has its principal business at One Chase Manhattan Plaza, New York, New York 10081-1000 has been retained to act as custodian of the Fund's investments and as the Fund's transfer and dividend disbursing agent. Chase has retained its wholly-owned subsidiary, Chase Global Funds Services Company, to provide transfer and dividend disbursing agency services to the Fund. Neither Chase nor Chase Global Funds Services Company has any part in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio.

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PORTFOLIO TRANSACTIONS AND BROKERAGE
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Subject to the supervision of the Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rates are made by the Adviser. Transactions on United States stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees.

In selecting a broker to execute each particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Directors may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker that provides research services to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Adviser's ongoing responsibilities with respect to the Fund. Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the Adviser and its affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value and in the opinion of the Adviser it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interests of the Fund and its shareholders. The Adviser may also take into account payments made by brokers effecting transactions for the Fund to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay (such as custodial and professional fees). In addition, consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Adviser may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to enter into portfolio transactions with the Fund.


For the fiscal year ended December 31, 1998, and for the period May 8, 1997 (commencement of operations) through December 31, 1997, the Fund paid a total of $718,040 and $473,887 in brokerage commissions, respectively. Of such amount, $351,447 and $0 in brokerage commissions was placed with brokers or dealers who provide research and investment information to the Fund. The Fund's annualized portfolio turnover rate for the fiscal year ended December 31, 1998 was 112.32%.

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ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK
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The Fund was incorporated on February 14, 1997 as a Maryland corporation and is authorized to issue 50,000,000 shares of Common Stock, $0.001 par value. The Fund presently has one class of shares. The Fund's shares have no preemptive, conversion, exchange or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. All shares of the Fund, when duly issued, will be fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in the Fund's Articles of Incorporation and By-Laws.

The Board of Directors is authorized to reclassify and issue any unissued shares of the Fund without shareholder approval. Accordingly, in the future, the Directors may create additional series of shares with different investment objectives, policies or restrictions. Any issuance of shares of another class would he governed by the 1940 Act and Maryland law.


As of April 9, 1999, there were 2,116,254 shares of the Fund's common stock outstanding. Also as of that date, the Fund knew of no person who owned 5% or more of the Fund's shares.


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DETERMINATION OF NET ASSET VALUE
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Net asset value per share is determined by the Fund on each day the New York Stock Exchange is open for trading, and on any other day during which there is a sufficient degree of trading in the investments of the Fund to affect materially the Fund's net asset value.

For purposes of determining the Fund's net asset value per share, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the national Association of Securities Dealers Automated Quotations, Inc. ('NASDAQ') national list are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.


Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Directors deem appropriate to reflect their fair market value.

Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank which is a regular participant in the institutional foreign exchange markets or on the basis of a pricing service which takes into account the quotes provided by a number of such major banks.

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REDEMPTION OF SHARES
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Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected in the discretion of the Board of Directors of the Fund and taken at their value used in determining the Fund's net asset value per share as described in the Prospectus and in this Statement of Additional Information), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Fund will not distribute in kind portfolio securities that are not readily marketable.

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TAXATION
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Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the 'Code'), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

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TAXATION OF THE FUND

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Code.

To qualify as a regulated investment company, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and
(3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

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DISTRIBUTIONS

Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.


Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

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SALE OR EXCHANGE OF SHARES

Upon the sale or other disposition of shares of the Fund, including an exchange of shares in the Fund for shares of another Cohen & Steers fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. A shareholder who exchanges shares in the Fund for shares of another Cohen & Steers fund will have a tax basis in the newly-acquired fund shares equal to the amount invested and will begin a new holding period for federal income tax purposes.

If a shareholder exchanges shares in the Fund for shares in another Cohen & Steers fund pursuant to a reinvestment right, the sales charge incurred in the purchase of the Fund shares exchanged may not be added to the tax basis in determining gain or loss for federal income tax purposes. Instead, the sales charge for the exchanged Fund shares shall be added to the cost basis for purposes of determining gain or loss on the disposition of the newly-acquired fund shares, if such newly-acquired fund shares are not disposed of in a similar exchange transaction. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

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ORIGINAL ISSUE DISCOUNT SECURITIES

Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the 'original issue discount') each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. In addition, if the Fund invests in certain high yield original issue discount securities issued by corporations, a portion of the original issue discount accruing on any such obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

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MARKET DISCOUNT BONDS

Gain derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund will be taxed as ordinary income to the extent of the accrued market discount of the bonds, unless the Fund elects to include the market discount in income as it accrues.

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OPTIONS AND HEDGING TRANSACTIONS

The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options, futures contracts and forward contracts in which the Fund may invest are 'section 1256 contracts.' Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are 'marked-to-market' (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund may result in 'straddles' for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain 'appreciated financial positions' if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

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CURRENCY FLUCTUATIONS -- 'SECTION 988' GAINS OR LOSSES

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, and on disposition of certain options, futures and foreign currency contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as 'section 988' gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

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INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS

The Fund may invest in real estate investment trusts ('REITs') that hold residual interests in real estate mortgage investment conduits ('REMICs'). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an 'excess inclusion') will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a 'disqualified organization' (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Adviser does not intend to invest a substantial portion of the Fund's assets in REITs which hold residual interest in REMICs.


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PASSIVE FOREIGN INVESTMENT COMPANIES

The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ('PFICs'). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called 'excess distribution' with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any marked-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net marked-to-market gains included in income in prior years.

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FOREIGN WITHHOLDING TAXES

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

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BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

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FOREIGN SHAREHOLDERS

U.S. taxation of income from the Fund to a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ('foreign shareholder') depends on whether the income of the Fund is 'effectively connected' with a U.S. trade or business carried on by the shareholder.

Income Not Effectively Connected. If the income from the Fund is not 'effectively connected' with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder (see 'Taxation -- Investments in Real Estate Investment Trusts,' above)), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax at a rate of 31% of distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See 'Taxation -- Backup Withholding,' above. If a foreign shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless (i) the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or is otherwise considered to be a resident alien of the United States, or (ii) at any time during the shorter of the period during which the foreign shareholder held shares of the Fund and the five year period ending on the date of the disposition of those shares, the Fund was a 'U.S. real property holding corporation' and the foreign shareholder held more than 5% of the shares of the Fund, in which event the gain would be taxed in the same manner as for a U.S. shareholder as discussed above and a 10% U.S. withholding tax would be imposed on the amount realized on the disposition of such shares to be credited against the foreign shareholder's U.S. income tax liability on such disposition. A corporation is a 'U.S. real property holding corporation' if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of the Fund, U.S. real property interests include interests in stock in U.S. real property holding corporations (other than stock of a REIT controlled by U.S. persons and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities.

Income Effectively Connected. If the income from the Fund is 'effectively connected' with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to

U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.


The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

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PERFORMANCE INFORMATION
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From time to time, the Fund may quote the Fund's total return, aggregate total return or yield in advertisements or in reports and other communications to shareholders. The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

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AVERAGE ANNUAL TOTAL RETURN

The Fund's 'average annual total return' figures described in the Prospectus are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                P(1 + T)'pp'n = ERV

Where: P = a hypothetical initial payment of $1,000
       T = average annual total return
       n = number of years
     ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or
           10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The Fund's average annual total return for the year ended December 31, 1998, for the period from May 8, 1997 (commencement of operations) to December 31, 1998 were -33.83% and 41.68%, respectively.

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AGGREGATE TOTAL RETURNS

The Fund's aggregate total return figures described in the Prospectus represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula.

                        AGGREGATE TOTAL RETURN = ERV - P
                                                 -------
                                                    P

Where: P = a hypothetical initial payment of $1,000.
     ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or
           10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

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YIELD

Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ('net investment income') and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                a - b
                            2[( -----  + 1)'pp'6 - 1]
                                 cd

Where: a = dividends and interest earned during the period,
       b = expenses accrued for the period (net of reimbursements),
       c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and
       d = the maximum offering price per share on the last day of the period.

In reports or other communications to shareholders of the Fund or in advertising materials, the Fund may compare its performance with that of (i) other mutual funds listed in the rankings prepared by Lipper Analytical Services, In., publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average and other relevant indices and industry publications. The Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole -- the beta -- or in absolute terms -- the standard deviation.)

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COUNSEL AND INDEPENDENT ACCOUNTANTS
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Simpson Thacher & Bartlett serves as counsel to the Fund, and is located at 425 Lexington Avenue, New York, New York 10017-3909.



PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 have been appointed as independent accountants for the Fund.


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FINANCIAL STATEMENTS
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The Fund's audited financial statements for the year ended December 31, 1998, including notes thereto, are incorporated by reference in this Statement of Additional Information from the Fund's Annual Report dated December 31, 1998.

                                     PART C

                               OTHER INFORMATION

ITEM 23. EXHIBITS

      1. Articles of Incorporation(1)

      2. By-Laws(1)

      3. The rights of security holders are defined in the Registrant's Articles of Incorporation (Article FIFTH and Article SEVENTH, Sections (b) and (c)) filed as Exhibit 1 to this Registration Statement and the Registrant's By-Laws (Article II and Article VI) filed as Exhibit 2 to this Registration Statement.

      4. Form of Investment Advisory Agreement(1)

      5. Distribution Agreement(2)

      6. Not Applicable

      7. Form of Domestic Custody Agreement(2)

      8. (A) Administration Agreement(1)

         (B) Mutual Fund Services (Sub-Administration) Agreement(2)

      9. Opinion and Consent of Dechert Price & Rhoads(2)

     10. Consent of Independent Certified Public Accountants*

     11. Not Applicable

     12. Investment Representation Letter(3)

     13. Not Applicable


     14. Financial Data Schedule*


     15. Not Applicable

     16. Powers of Attorney(2)
------------
(1) Filed with initial registration statement on February 19, 1997 and incorporated by reference herein.

(2) Filed with Pre-Effective Amendment No. 1 dated April 9, 1997 and incorporated by reference herein.

(3) Filed with Post-Effective Amendment No. 1 dated October 22, 1997 and incorporated by reference herein.


 * Filed herein.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Not applicable.

ITEM 25. INDEMNIFICATION

     It is the Registrant's policy to indemnify its directors, officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit 1, and
Article VIII, Section 1, of the Registrant's By-Laws, filed as Exhibit 2. The Liability of the Registrant's directors and officers is dealt with in Article EIGHTH of Registrant's Articles of Incorporation and Article VIII, Section 1 through Section 6, of the Registrant's By-Laws. The liability of Cohen & Steers Capital Management, Inc., the Registrant's investment adviser (the 'Adviser'), for any loss suffered by the Registrant or its shareholders is set forth in
Section 5 of the Investment Advisory Agreement, filed as Exhibit 4 to this Registration Statement. The liability of Cohen & Steers Capital Management, Inc., the

Registrant's administrator, for any loss suffered by the Registrant or its shareholders is set forth in Section 6 of the Administration Agreement, filed as
Exhibit 8(A) to this Registration Statement. The liability of Cohen & Steers Securities, Inc., the Registrant's distributor, for any loss suffered by the Registrant of its shareholders is set forth in Section 8 of the Distribution Agreement filed as Exhibit 5 to this Registration Statement.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     The descriptions of the Adviser under the caption 'Management of the Fund' in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

     The following is a list of the Directors and Officers of the Advisors. None of the persons listed below has had other business connections of a substantial nature during the past two fiscal years.

                     NAME                                           TITLE
----------------------------------------------  ----------------------------------------------
Robert H. Steers..............................  Chairman, Director
Martin Cohen..................................  President, Director
Joseph M. Harvey..............................  Senior Vice President and Director of Research
Steven R. Brown...............................  Senior Vice President
Elizabeth O. Reagan...........................  Senior Vice President
John J. McCombe...............................  Senior Vice President
Adam Derechin.................................  Senior Vice President
Scott G. Ramsey...............................  Vice President
James S. Corl.................................  Vice President
Sheila J. Morrissey...........................  Vice President
Michael J. Kozoriz............................  Vice President

     Cohen & Steers Capital Management, Inc. acts as investment adviser to, in addition to the Registrant, the following investment companies:

        Cohen & Steers Equity Income Fund, Inc.
        Cohen & Steers Realty Shares, Inc.
        Cohen & Steers Realty Income Fund, Inc.
        Cohen & Steers Total Return Realty Fund, Inc.
        Frank Russell Investment Management Company Real Estate Securities Fund

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Cohen & Steers Securities, Inc. is the principal underwriter for the Registrant.

     (b) The following are directors and officers of Cohen & Steers Securities, Inc. the principal address of these persons is 757 Third Avenue, New York, New York 10017.

                                                 POSITION AND                 POSITION AND
                  NAME                     OFFICES WITH DISTRIBUTOR     OFFICES WITH REGISTRANT
----------------------------------------   ------------------------   ----------------------------
Robert H. Steers........................   President                  Chairman, Director and
                                                                        Secretary
Martin Cohen............................   Vice President             President, Director and
                                                                        Treasurer
Jay Chen................................   Assistant Treasurer        None

     (c) Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained as follows:

     Journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant's Sub-Administrator and Custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081-1000. All other records so required to be maintained will be maintained at the offices of Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, New York 10017.

ITEM 29. MANAGEMENT SERVICES

     Not Applicable

ITEM 30. UNDERTAKINGS

     Not Applicable

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 27th day of April, 1999.


                                       COHEN & STEERS SPECIAL EQUITY FUND, INC.


                                       By:          /s/ MARTIN COHEN
                                             ...................................
                                                     NAME: MARTIN COHEN
                                                      TITLE: PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 has been signed below by the following persons in the capacities and on the date indicated.


                SIGNATURE                                      TITLE                              DATE
------------------------------------------  --------------------------------------------   -------------------
  By:         /s/ MARTIN COHEN             President, Treasurer and Director                 April 27, 1999
 .........................................
              (MARTIN COHEN)

  By:      /s/ ROBERT H. STEERS             Director                                         April 27, 1999
 .........................................
            (ROBERT H. STEERS)

  By:                *                      Director                                         April 27, 1999
 .........................................
            (GREGORY C. CLARK)

  By:                *                      Director                                         April 27, 1999
 .........................................
            (GEORGE GROSSMAN)

  By:                *                      Director                                         April 27, 1999
 .........................................
           (JEFFREY H. LYNFORD)

  By:                *                      Director                                         April 27, 1999
 .........................................
          (WILLARD H. SMITH JR.)

  By:      /s/ ROBERT H. STEERS                                                              April 27, 1999
 .........................................
            * ROBERT H. STEERS
           AS ATTORNEY-IN-FACT

                          STATEMENT OF DIFFERENCES
                          ------------------------

The dagger symbol shall be expressed as .............................. 'D'
Characters normally expressed as superscript shall be preceded by .... 'pp'
The registered trademark symbol shall be expressed as.................... 'r'